RESTRICTED STOCK AND WARRANTS (Details 2) - Unvested performance-based restricted stock units [Member]	3 Months Ended
Mar. 31, 2026 $ / shares shares
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Balance at beginning | shares	1,321,591
Balance at beginning, weighted average grant date fair value | $ / shares	$ 1.15
Granted | shares
Granted, weighted average grant date fair value | $ / shares
Forfeited/Cancelled | shares	(168,183)
Forfeited/Cancelled, weighted average grant date fair value | $ / shares	$ 1.55
Balance at ending | shares	1,153,408
Balance at ending, weighted average grant date fair value | $ / shares	$ 1.10